Summary of significant accounting policies - Business Combinations (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Indemnification asset	$ 3,267
Trade and other receivables	46,229		$ 45,087
CashAndCashEquivalents	91,378		142,802
Provisions for non-income tax risks	(1,381)
Goodwill/(negative goodwill) arising on acquisition	48,900		$ 1,501
Lightmap Ltd
Disclosure of detailed information about business combination [line items]
Property and equipment		$ 68
Intangible assets		17,664
Right-of-use assets		230
Indemnification asset		3,043
Trade and other receivables		2,375
CashAndCashEquivalents		1,555
Prepaid tax		383
Total assets		25,318
Lease liabilities - current		(230)
Trade and other payables		(2,185)
Provisions for non-income tax risks		(1,381)
Tax liability		(1,721)
Total liabilities		(5,517)
Total identifiable net assets at fair value		(19,801)
Goodwill arising on acquisition	(47,408)	(47,408)
Purchase consideration transferred	67,209	67,209
Net cash acquired with the subsidiary		1,555
Consideration to be paid	$ (55,667)	(55,667)
Cash paid		4,090
Net cash flow in acquisition		$ (50,022)